Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 43,730	$ 69,413	$ 36,300
Other comprehensive income / (loss) (Actuarial gain / (loss))	4	(17)	68
Comprehensive income	$ 43,734	$ 69,396	$ 36,368